Fair Value	12 Months Ended
Dec. 31, 2019
Fair Value [Abstract]
Fair Value	FAIR VALUE
Fair Value Measurement
We measure certain financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or the price that would be paid to transfer a liability on the measurement date, and is determined using an exit price in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The fair value hierarchy established by GAAP requires us to maximize the use of observable inputs when measuring fair value. The three levels of the fair value hierarchy are:

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Level 1: Fair value is determined using a quoted price in an active market for identical assets or liabilities. Level 1 assets and liabilities may include debt securities, equity securities and listed derivative contracts that are traded in an active exchange market, and certain U.S. Treasury securities that are actively traded in over-the-counter markets.

•
Level 2: Fair value is estimated using inputs other than quoted prices included within Level 1 that are observable for assets or liabilities, either directly or indirectly. The majority of Level 2 assets and liabilities include debt securities and listed derivative contracts with quoted prices that are traded in markets that are not active, and certain debt and equity securities and over-the-counter derivative contracts whose fair value is determined using a pricing model without significant unobservable inputs.

•
Level 3: Fair value is estimated using unobservable inputs that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models and discounted cash flow methodologies, or similar techniques for which the significant valuation inputs are not observable and the determination of fair value requires significant management judgment or estimation.

We characterize active markets as those where transaction volumes are sufficient to provide objective pricing information, with reasonably narrow bid/ask spreads, and where dealer quotes received do not vary widely and are based on current information. Inactive markets are typically characterized by low transaction volumes, price quotations that vary substantially among market participants or are not based on current information, wide bid/ask spreads, a significant increase in implied liquidity risk premiums, yields, or performance indicators for observed transactions or quoted prices compared to historical periods, a significant decline or absence of a market for new issuance, or any combination of the above factors. We also consider nonperformance risks, including credit risk, as part of our valuation methodology for all assets and liabilities measured at fair value.
Assets and liabilities measured at fair value, by their nature, result in a higher degree of financial statement volatility. Assets and liabilities classified within Level 3 inherently require the use of various assumptions, estimates and judgments when measuring their fair value. As observable market activity is commonly not available to use when estimating the fair value of Level 3 assets and liabilities, we must estimate fair value using various modeling techniques. These techniques include the use of a variety of inputs/assumptions including credit quality, liquidity, interest rates or other relevant inputs across the entire population of our Level 3 assets and liabilities. Changes in the significant underlying factors or assumptions (either an increase or a decrease) in any of these areas underlying our estimates may result in a significant increase/decrease in the Level 3 fair value measurement of a particular asset and/or liability from period to period.
Any models used to determine fair values or to validate dealer quotes are subject to review and independent testing as part of our model validation and internal control testing processes. Our Model Risk Management Group reviews significant models on at least an annual basis. In addition, the Valuation Committee approves valuation methodologies and reviews the results of independent valuation reviews and processes for assets and liabilities measured at fair value on a recurring basis.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
Residential Mortgage Loans Held for Sale
We account for certain residential mortgage loans originated for sale at fair value on a recurring basis. The election of the fair value option aligns the accounting for the residential mortgages with the related hedges. Residential mortgage loans are valued based on quoted market prices, where available, prices for other traded mortgage loans with similar characteristics, and purchase commitments and bid information received from market participants. The prices are adjusted as necessary to include the embedded servicing value in the loans and to take into consideration the specific characteristics of certain loans that are priced based on the pricing of similar loans. These adjustments represent unobservable inputs to the valuation but are not considered significant given the relative insensitivity of the value to changes in these inputs to the fair value of the loans. Accordingly, the majority of residential mortgage loans held for sale are classified as Level 2.

Commercial Mortgage Loans Held for Sale
We account for certain commercial mortgage loans classified as held for sale in whole loan transactions at fair value. We determine the fair value of commercial mortgage loans held for sale based upon discounted cash flows. Fair value is determined using sale valuation assumptions that management believes a market participant would use in pricing the loans.

Valuation assumptions may include observable inputs based on the benchmark interest rate swap curve, whole loan sales and agency sales transactions. The significant unobservable input for commercial mortgage loans held for sale, excluding those to be sold to agencies, is management’s assumption of the spread applied to the benchmark rate. The spread over the benchmark curve includes management’s assumptions of the impact of credit and liquidity risk. Significant increases (decreases) in the spread applied to the benchmark would result in a significantly lower (higher) asset value. The wide range of the spread over the benchmark curve is due to the varying risk and underlying property characteristics within our portfolio. Based on the significance of the unobservable input we classified this portfolio as Level 3.

For loans to be sold to agencies with servicing retained, the fair value is adjusted for the estimated servicing cash flows, which is an unobservable input. This adjustment is not considered significant given the relative insensitivity of the value to changes in the input to the fair value of the loans. Accordingly, commercial mortgage loans held for sale to agencies are classified as Level 2.
Securities Available for Sale and Trading Securities
Securities accounted for at fair value include both the available for sale and trading portfolios. We primarily use prices obtained from pricing services, dealer quotes or recent trades to determine the fair value of securities. The majority of securities were priced by third-party vendors. The third-party vendors use a variety of methods when pricing securities that incorporate relevant market data to arrive at an estimate of what a buyer in the marketplace would pay for a security under current market conditions. We monitor and validate the reliability of vendor pricing on an ongoing basis through pricing methodology reviews, including detailed reviews of the assumptions and inputs used by the vendor to price individual securities, and through price validation testing. Securities not priced by one of our pricing vendors may be valued using a dealer quote, which are also subject to price validation testing. Price validation testing is performed independent of the risk-taking function and involves corroborating the prices received from third-party vendors and dealers with prices from another third party or through other sources, such as internal valuations or sales of similar securities. Security prices are also validated through actual cash settlement upon sale of a security.
Securities are classified within the fair value hierarchy after giving consideration to the activity level in the market for the security type and the observability of the inputs used to determine the fair value. When a quoted price in an active market exists for the identical security, this price is used to determine fair value and the security is classified within Level 1 of the hierarchy. Level 1 securities include U.S. Treasury securities.
When a quoted price in an active market for the identical security is not available, fair value is estimated using either an alternative market approach, such as a recent trade or matrix pricing, or an income approach, such as a discounted cash flow pricing model. If the inputs to the valuation are based primarily on market observable information, then the security is classified within Level 2 of the hierarchy. Level 2 securities include agency debt securities, agency residential mortgage-backed securities, agency and non-agency commercial mortgage-backed securities, certain non-agency residential mortgage-backed securities, asset-backed securities collateralized by non-mortgage-related corporate and consumer loans, and other debt securities. Level 2 securities are predominantly priced by third parties, either by a pricing vendor or dealer.
In certain cases where there is limited activity or less transparency around the inputs to the valuation, securities are classified within Level 3 of the hierarchy. Securities classified as Level 3 consist primarily of non-agency residential mortgage-backed and asset-backed securities collateralized by first- and second-lien residential mortgage loans. Fair value for these securities is primarily estimated using pricing obtained from third-party vendors. In some cases, fair value is estimated using a dealer quote, by reference to prices of securities of a similar vintage and collateral type or by reference to recent sales of similar securities. Market activity for these security types is limited with little price transparency. As a result, these securities are generally valued by the third-party vendor using a discounted cash flow approach that incorporates significant unobservable inputs and observable market activity where available. Significant inputs to the valuation include prepayment projections and credit loss assumptions (default rate and loss severity) and discount rates that are deemed representative of current market conditions. Significant increases (decreases) in any of those assumptions in isolation would result in a significantly lower (higher) fair value measurement.
Certain infrequently traded debt securities within Other debt securities available for sale and Trading securities are also classified in Level 3 and are included in the Insignificant Level 3 assets, net of liabilities line item in Table 54. The significant unobservable inputs used to estimate the fair value of these securities include an estimate of expected credit losses and a discount for liquidity risk. These inputs are incorporated into the fair value measurement by either increasing the spread over the benchmark curve or by applying a credit and liquidity discount to the par value of the security. Significant increases (decreases) in credit and/or liquidity risk could result in a significantly lower (higher) fair value estimate.

Loans
Loans accounted for at fair value consist primarily of residential mortgage loans. These loans are generally valued similarly to residential mortgage loans held for sale and are classified as Level 2. However, similar to residential mortgage loans held for sale, if these loans are repurchased and unsalable, they are classified as Level 3. In addition, repurchased VA loans, where only a portion of the principal will be reimbursed, are classified as Level 3. The fair value is determined using a discounted cash flow calculation based on our historical loss rate. We have elected to account for certain home equity lines of credit at fair value. These loans are classified as Level 3. Significant inputs to the valuation of these loans include credit and liquidity discount, cumulative default rate, loss severity and gross discount rate and are deemed representative of current market conditions. Significant increases (decreases) in any of these assumptions would result in a significantly lower (higher) fair value measurement.
Equity Investments
Equity investments includes money market mutual funds as well as direct and indirect private equity investments. Money market mutual funds are valued based on quoted prices in active markets for identical securities and classified within Level 1 of the hierarchy. The valuation of direct and indirect private equity investments requires significant management judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such investments. Various valuation techniques are used for direct investments, including multiples of adjusted earnings of the entity, independent appraisals, anticipated financing and sale transactions with third parties, or the pricing used to value the entity in a recent financing transaction. A multiple of adjusted earnings calculation is the valuation technique utilized most frequently and is the most significant unobservable input used in such calculation. Significant decreases (increases) in the multiple of earnings could result in a significantly lower (higher) fair value measurement. Direct equity investments are classified as Level 3.
Indirect investments are not redeemable; however, we receive distributions over the life of the partnerships from liquidation of the underlying investments by the investee, which we expect to occur over the next 12 years. We value indirect investments in private equity funds using the net asset value (NAV) practical expedient as provided in the financial statements that we receive from fund managers. Due to the time lag in our receipt of the financial information and based on a review of investments and valuation techniques applied, adjustments to the manager-provided value are made when available recent portfolio company information or market information indicates a significant change in value from that provided by the manager of the fund. Indirect investments valued using NAV are not classified in the fair value hierarchy.
Mortgage Servicing Rights (MSRs)
MSRs are carried at fair value on a recurring basis. Assumptions incorporated into the MSRs valuation model reflect management’s best estimate of factors that a market participant would use in valuing the MSRs. Although sales of MSRs do occur and can offer some market insight, MSRs do not trade in an active, open market with readily observable prices so the precise terms and conditions of sales are not available.
Residential MSRs
As a benchmark for the reasonableness of our residential MSRs fair value, we obtained opinions of value from independent brokers. These brokers provided a range (+/-10 bps) based upon their own discounted cash flow calculations of our portfolio that reflect conditions in the secondary market and any recently executed servicing transactions. We compare our internally-developed residential MSRs value to the ranges of values received from the brokers. If our residential MSRs fair value falls outside of the brokers’ ranges, management will assess whether a valuation adjustment is warranted. For the periods presented, our residential MSRs value did not fall outside of the brokers’ ranges. We consider our residential MSRs value to represent a reasonable estimate of fair value.
Due to the nature of the unobservable valuation inputs, residential MSRs are classified as Level 3. The significant unobservable inputs used in the fair value measurement of residential MSRs are constant prepayment rates and spread over the benchmark curve. Significant increases (decreases) in prepayment rates and spread over the benchmark curve would result in lower (higher) fair market value of residential MSRs.
Commercial MSRs
The fair value of commercial MSRs is estimated by using a discounted cash flow model incorporating unobservable inputs for assumptions such as constant prepayment rates, discount rates and other factors. Due to the nature of the unobservable valuation inputs and the limited availability of market pricing, commercial MSRs are classified as Level 3. Significant increases (decreases) in constant prepayment rates and discount rates would result in significantly lower  (higher) commercial MSR value determined based on current market conditions and expectations.
Financial Derivatives
Exchange-traded derivatives are valued using quoted market prices and are classified as Level 1. The majority of derivatives that we enter into are executed over-the-counter and are valued using internal models. These derivatives are primarily classified as Level 2, as the readily observable market inputs to these models are validated to external sources, such as industry pricing services, or are corroborated through recent trades, dealer quotes, yield curves, implied volatility or other market-related data. Level 2 financial derivatives are primarily estimated using a combination of Eurodollar future prices and observable benchmark interest rate swaps to construct projected discounted cash flows.
Financial derivatives that are priced using significant management judgment or assumptions are classified as Level 3. Unobservable inputs related to interest rate contracts include probability of funding of residential mortgage loan commitments and estimated servicing cash flows of commercial and residential mortgage loan commitments. Probability of default and loss severity are the significant unobservable inputs used in the valuation of risk participation agreements. The fair values of Level 3 assets and liabilities related to these interest rate contract financial derivatives as of December 31, 2019 and 2018 are included in the Insignificant Level 3 assets, net of liabilities line item in Table 54 of this Note 7.
In connection with the sales of portions of our Visa Class B common shares, we entered into swap agreements with the purchasers of the shares to retain any future risk of decreases in the conversion rate of Class B common shares to Class A common shares resulting from increases in the escrow funded by Visa to pay for the costs of resolution of specified litigation (see Note 20 Legal Proceedings). These swaps also require PNC to make periodic payments based on the market price of the Class A common shares at a fixed rate of interest (in certain cases subject to step-up provisions) until the Visa litigation is resolved. An increase in the estimated length of litigation resolution date, a decrease in the estimated conversion rate, or an increase in the estimated growth rate of the Class A share price will each have a negative impact on the fair value of the swaps and vice versa.
The fair values of our derivatives include a credit valuation adjustment to reflect our own and our counterparties’ nonperformance risk. Our credit valuation adjustment is computed using new loan pricing and considers externally available bond spreads, in conjunction with internal historical recovery observations.
Other Assets and Liabilities
Other assets held at fair value on a recurring basis primarily include assets related to PNC’s deferred compensation and supplemental incentive savings plans.
The assets related to PNC’s deferred compensation and supplemental incentive savings plans primarily consist of a prepaid forward contract referencing an amount of shares of PNC stock, equity mutual funds and fixed income funds, and are valued based on the underlying investments. These assets are valued either by reference to the market price of PNC’s stock or by using the quoted market prices for investments other than PNC’s stock and are classified in Levels 1 and 2.
All Level 3 other assets and liabilities are included in the Insignificant Level 3 assets, net of liabilities line item in Table 54 in this Note 7.
Other Borrowed Funds
Other borrowed funds primarily consist of U.S. Treasury securities sold short which are classified as Level 1. Other borrowed funds also includes the related liability for certain repurchased loans for which we have elected the fair value option and are classified as either Level 2 or Level 3, consistent with the level classification of the corresponding loans. All Level 3 amounts are included in the Insignificant Level 3 assets, net of liabilities line item in Table 54 in this Note 7.

The following table summarizes our assets and liabilities measured at fair value on a recurring basis, including instruments for which we have elected the fair value option.
Table 52: Fair Value Measurements – Recurring Basis Summary

	December 31, 2019				December 31, 2018
In millions	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value
Assets
Residential mortgage loans held for sale		$817	$2	$819		$493	$2	$495
Commercial mortgage loans held for sale		182	64	246		309	87	396
Securities available for sale
U.S. Treasury and government agencies	$16,236	280		16,516	$17,753	347		18,100
Residential mortgage-backed
Agency		36,321		36,321		28,993		28,993
Non-agency		73	1,741	1,814		83	2,128	2,211
Commercial mortgage-backed
Agency		3,118		3,118		2,577		2,577
Non-agency		3,372		3,372		2,657		2,657
Asset-backed		4,874	240	5,114		4,698	274	4,972
Other		2,834	74	2,908		3,795	84	3,879
Total securities available for sale	16,236	50,872	2,055	69,163	17,753	43,150	2,486	63,389
Loans		442	300	742		510	272	782
Equity investments (a)	855		1,276	2,421	751		1,255	2,209
Residential mortgage servicing rights			995	995			1,257	1,257
Commercial mortgage servicing rights			649	649			726	726
Trading securities (b)	433	2,787		3,220	2,137	1,777	2	3,916
Financial derivatives (b) (c)		3,448	54	3,502	3	2,053	25	2,081
Other assets	339	131		470	291	157	45	493
Total assets (d)	$17,863	$58,679	$5,395	$82,227	$20,935	$48,449	$6,157	$75,744
Liabilities
Other borrowed funds	$385	$126	$7	$518	$868	$132	$7	$1,007
Financial derivatives (c) (e)		1,819	200	2,019	1	2,021	268	2,290
Other liabilities			137	137			58	58
Total liabilities (f)	$385	$1,945	$344	$2,674	$869	$2,153	$333	$3,355

(a)	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

(b)	Included in Other assets on the Consolidated Balance Sheet.

(c)
Amounts at December 31, 2019 and 2018 are presented gross and are not reduced by the impact of legally enforceable master netting agreements that allow us to net positive and negative positions and cash collateral held or placed with the same counterparty. See Note 14 Financial Derivatives for additional information related to derivative offsetting.

(d)
Total assets at fair value as a percentage of total consolidated assets was 20% at both December 31, 2019 and 2018. Level 3 assets as a percentage of total assets at fair value was 7% and 8% as of December 31, 2019 and 2018, respectively. Level 3 assets as a percentage of total consolidated assets was 1% and 2% as of December 31, 2019 and 2018, respectively.

(e)	Included in Other liabilities on the Consolidated Balance Sheet.

(f)
Total liabilities at fair value as a percentage of total consolidated liabilities was 1% at both December 31, 2019 and 2018. Level 3 liabilities as a percentage of total liabilities at fair value was 13% and 10% as of December 31, 2019 and 2018, respectively. Level 3 liabilities as a percentage of total consolidated liabilities was less than 1% at both December 31, 2019 and 2018.

Reconciliations of assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for 2019 and 2018 follow:
Table 53: Reconciliation of Level 3 Assets and Liabilities

Year Ended December 31, 2019

		Total realized / unrealized gains or losses for the period (a)											Unrealized gains / losses on assets and liabilities held on Consolidated Balance Sheet at December 31, 2019 (a) (b)
Level 3 Instruments Only In millions	Fair Value Dec. 31, 2018	Included in Earnings		Included in Other comprehensive income	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3		Fair Value Dec. 31, 2019
Assets
Residential mortgage loans held for sale	$2				$5	$(2)		$(2)	$16	$(17)	(c)	$2
Commercial mortgage loans held for sale	87	$1						(24)				64	$1
Securities available for sale
Residential mortgage- backed non-agency	2,128	73		$15				(475)				1,741
Asset-backed	274	6		3				(43)				240
Other	84	1		(6)	9	(3)		(11)				74
Total securities available for sale	2,486	80		12	9	(3)		(529)				2,055
Loans	272	13			142	(42)		(54)		(31)	(c)	300	7
Equity investments	1,255	262			374	(615)						1,276	57
Residential mortgage servicing rights	1,257	(250)			114		$36	(162)				995	(235)
Commercial mortgage servicing rights	726	(87)			103		53	(146)				649	(87)
Trading securities	2							(2)
Financial derivatives	25	70			22			(63)				54	94
Other assets	45							(45)
Total assets	$6,157	$89		$12	$769	$(662)	$89	$(1,027)	$16	$(48)		$5,395	$(163)
Liabilities
Other borrowed funds	$7						$52	$(52)				$7
Financial derivatives	268	$101				$10		(179)				200	$112
Other liabilities	58	68			$16	2	81	(88)				137	49
Total liabilities	$333	$169			$16	$12	$133	$(319)				$344	$161
Net gains (losses)		$(80)	(d)										$(324)	(e)
Year Ended December 31, 2018

		Total realized / unrealized gains or losses for the period (a)											Unrealized gains / losses on assets and liabilities held on Consolidated Balance Sheet at December 31, 2018 (a) (b)
Level 3 Instruments Only In millions	Fair Value Dec. 31, 2017	Included in Earnings	Included in Other comprehensive income		Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3		Fair Value Dec. 31, 2018
Assets
Residential mortgage loans held for sale	$3				$4	$(3)			$14	$(16)	(c)	$2
Commercial mortgage loans held for sale	107							$(20)				87	$1
Securities available for sale
Residential mortgage- backed non-agency	2,661	$53		$(24)				(562)				2,128
Asset-backed	332	5		(7)				(56)				274
Other	87	5		6	7			(16)		(5)		84
Total securities available for sale	3,080	63		(25)	7			(634)		(5)		2,486
Loans	298	13			102	(25)		(74)	10	(52)	(c)	272	2
Equity investments	1,036	204			411	(396)						1,255	110
Residential mortgage servicing rights	1,164	90			129		$44	(170)				1,257	83
Commercial mortgage servicing rights	668	51			93		57	(143)				726	51
Trading securities	2											2
Financial derivatives	10	59			4			(48)				25	47
Other assets	107	(14)						(48)				45	(14)
Total assets	$6,475	$466		$(25)	$750	$(424)	$101	$(1,137)	$24	$(73)		$6,157	$280
Liabilities
Other borrowed funds	$11						$64	$(68)				$7
Financial derivatives	487	$(53)				$12		(178)				268	$(42)
Other liabilities	33	15			$12		103	(105)				58	13
Total liabilities	$531	$(38)			$12	$12	$167	$(351)				$333	$(29)
Net gains (losses)		$504	(d)										$309	(e)

(a)	Losses for assets are bracketed while losses for liabilities are not.

(b)
The amount of the total gains or losses for the period included in earnings that is attributable to the change in unrealized gains or losses related to those assets and liabilities held at the end of the reporting period.

(c)
Residential mortgage loan transfers out of Level 3 are primarily driven by residential mortgage loans transferring to OREO as well as reclassification of mortgage loans held for sale to held for investment.

(d)
Net gains (losses) realized and unrealized included in earnings related to Level 3 assets and liabilities included amortization and accretion. The amortization and accretion amounts were included in Interest income on the Consolidated Income Statement and the remaining net gains (losses) realized and unrealized were included in Noninterest income on the Consolidated Income Statement.

(e)	Net unrealized gains (losses) related to assets and liabilities held at the end of the reporting period were included in Noninterest income on the Consolidated Income Statement.
An instrument’s categorization within the hierarchy is based on the lowest level of input that is significant to the fair value measurement. Changes from one quarter to the next related to the observability of inputs to a fair value measurement may result in a reclassification (transfer) of assets or liabilities between hierarchy levels. Our policy is to recognize transfers in and transfers out as of the end of the reporting period.
Quantitative information about the significant unobservable inputs within Level 3 recurring assets and liabilities follows.
Table 54: Fair Value Measurements – Recurring Quantitative Information
December 31, 2019

Level 3 Instruments Only Dollars in millions	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Commercial mortgage loans held for sale	$64	Discounted cash flow	Spread over the benchmark curve (a)	530bps - 2,935bps (1,889bps)
Residential mortgage-backed non-agency securities	1,741	Priced by a third-party vendor using a discounted cash flow pricing model	Constant prepayment rate	1.0% - 36.2% (9.9%)
			Constant default rate	0.0% - 14.1% (4.3%)
			Loss severity	26.6% - 95.7% (51.9%)
			Spread over the benchmark curve (a)	188bps weighted-average
Asset-backed securities	240	Priced by a third-party vendor using a discounted cash flow pricing model	Constant prepayment rate	1.0% - 22.0% (7.5%)
			Constant default rate	1.0% - 7.2% (3.4%)
			Loss severity	30.0% - 100.0% (57.6%)
			Spread over the benchmark curve (a)	215bps weighted-average
Loans	184	Consensus pricing (b)	Cumulative default rate	3.6% - 100.0% (76.7%)
			Loss severity	0.0% - 100.0% (14.5%)
			Discount rate	5.0% - 8.0% (5.2%)
	72	Discounted cash flow	Loss severity	8.0% weighted-average
			Discount rate	4.8% weighted-average
	44	Consensus pricing (b)	Credit and Liquidity discount	0.0% - 99.0% (63.4%)
Equity investments	1,276	Multiple of adjusted earnings	Multiple of earnings	5.0x - 16.5x (8.5x)
Residential mortgage servicing rights	995	Discounted cash flow	Constant prepayment rate	0.0% - 53.8% (13.5%)
			Spread over the benchmark curve (a)	320bps - 1,435bps (769bps)
Commercial mortgage servicing rights	649	Discounted cash flow	Constant prepayment rate	3.5% - 18.1% (4.6%)
			Discount rate	5.6% - 8.1% (7.9%)
Financial derivatives - Swaps related to sales of certain Visa Class B common shares	(176)	Discounted cash flow	Estimated conversion factor of Visa Class B shares into Class A shares	162.3% weighted-average
			Estimated annual growth rate of Visa Class A share price	16.0%
			Estimated length of litigation resolution date	Q1 2021
Insignificant Level 3 assets, net of liabilities (c)	(38)
Total Level 3 assets, net of liabilities (d)	$5,051
December 31, 2018

Level 3 Instruments Only Dollars in millions	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Commercial mortgage loans held for sale	$87	Discounted cash flow	Spread over the benchmark curve (a)	535bps - 1,900bps (1,217bps)
Residential mortgage-backed non-agency securities	2,128	Priced by a third-party vendor using a discounted cash flow pricing model	Constant prepayment rate	1.0% - 33.0% (11.8%)
			Constant default rate	0.0% - 18.8% (5.1%)
			Loss severity	10.0% - 100.0% (50.8%)
			Spread over the benchmark curve (a)	216bps weighted-average
Asset-backed securities	274	Priced by a third-party vendor using a discounted cash flow pricing model	Constant prepayment rate	1.0% - 19.0% (8.5%)
			Constant default rate	1.0% - 18.5% (4.0%)
			Loss severity	15.0% - 100.0% (63.8%)
			Spread over the benchmark curve (a)	198bps weighted-average
Loans	129	Consensus pricing (b)	Cumulative default rate	11.0% - 100.0% (81.8%)
			Loss severity	0.0% - 100.0% (17.2%)
			Discount rate	5.5% - 8.3% (5.8%)
	90	Discounted cash flow	Loss severity	8.0% weighted-average
			Discount rate	5.8% weighted-average
	53	Consensus pricing (b)	Credit and Liquidity discount	0.0% - 99.0% (61.3%)
Equity investments	1,255	Multiple of adjusted earnings	Multiple of earnings	4.5x - 16.0x (8.4x)
Residential mortgage servicing rights	1,257	Discounted cash flow	Constant prepayment rate	0.0% - 54.5% (8.7%)
			Spread over the benchmark curve (a)	492bps - 1,455bps (806bps)
Commercial mortgage servicing rights	726	Discounted cash flow	Constant prepayment rate	4.6% - 14.7% (5.7%)
			Discount rate	6.9% - 8.5% (8.4%)
Financial derivatives - Swaps related to sales of certain Visa Class B common shares	(210)	Discounted cash flow	Estimated conversion factor of Visa Class B shares into Class A shares	163.0% weighted-average
			Estimated annual growth rate of Visa Class A share price	16.0%
			Estimated length of litigation resolution date	Q4 2020
Insignificant Level 3 assets, net of liabilities (c)	35
Total Level 3 assets, net of liabilities (d)	$5,824

(a)	The assumed yield spread over the benchmark curve for each instrument is generally intended to incorporate non-interest-rate risks, such as credit and liquidity risks.

(b)	Consensus pricing refers to fair value estimates that are generally internally developed using information such as dealer quotes or other third-party provided valuations or comparable asset prices.

(c)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes certain financial derivative assets and liabilities, trading securities, other securities, residential mortgage loans held for sale, other assets, other borrowed funds and other liabilities.

(d)	Consisted of total Level 3 assets of $5.4 billion and total Level 3 liabilities of $.3 billion as of December 31, 2019 and $6.1 billion and $.3 billion as of December 31, 2018, respectively.

Financial Assets Accounted for at Fair Value on a Nonrecurring Basis
We may be required to measure certain financial assets at fair value on a nonrecurring basis. These adjustments to fair value usually result from the application of lower of amortized cost or fair value accounting or write-downs of individual assets due to impairment and are included in Table 55.
Nonaccrual Loans
Nonaccrual loans represent the fair value of those loans which have been adjusted due to impairment. The impairment is primarily based on the appraised value of the collateral.
Appraisals are obtained by licensed or certified appraisers at least annually and more recently in certain instances. All third-party appraisals are reviewed and any adjustments to the initial appraisal are incorporated into the final issued appraisal report. In instances where an appraisal is not obtained, collateral value is determined consistent with external third-party appraisal standards by an internal person independent of the asset manager.
OREO and Foreclosed Assets
The carrying value of OREO and foreclosed assets includes valuation adjustments recorded subsequent to the transfer to OREO and foreclosed assets. These valuation adjustments are based on the fair value less cost to sell of the property. Fair value is based on appraised value or sales price and the appraisal process for OREO and foreclosed assets is the same as described above for nonaccrual loans.
Long-Lived Assets
Long-lived assets consists of buildings for which valuation adjustments were recorded during the period. A facility classified as held and used is impaired to the extent its carrying value is not recoverable and exceeds fair value. Valuation adjustments on buildings held for sale are based on the fair value of the property less an estimated cost to sell and are recorded subsequent to the transfer of the asset to held for sale status. Fair value is determined either by a third-party appraisal, recent sales offer, changes in market or property conditions, or, where we have agreed to sell the building to a third party, the contractual sales price. Impairment on these long-lived assets is recorded in Other noninterest expense on our Consolidated Income Statement.
Table 55: Fair Value Measurements – Nonrecurring (a) (b) (c)

Year ended December 31 In millions	Fair Value		Gains (Losses)
	2019	2018	2019	2018	2017
Assets
Nonaccrual loans	$136	$128	$(76)	$(28)	$(8)
OREO and foreclosed assets	57	59	(5)	(7)	(10)
Long-lived assets	5	11	(3)	(4)	(168)
Total assets	$198	$198	$(84)	$(39)	$(186)

(a)	All Level 3 for the periods presented.

(b)	Valuation techniques applied were fair value of property or collateral.

(c)
Unobservable inputs used were appraised value/sales price, broker opinions or projected income/required improvement costs. Additional quantitative information was not meaningful for the periods presented.

Financial Instruments Accounted for under Fair Value Option
We elect the fair value option to account for certain financial instruments. For more information on these financial instruments for which the fair value option election has been made, please refer to the Fair Value Measurement section of this Note 7. These financial instruments are initially measured at fair value. Gains and losses from initial measurement and any changes in fair value are subsequently recognized in earnings.
Interest income related to changes in the fair values of these financial instruments is recorded on the Consolidated Income Statement in Other interest income, except for certain Residential mortgage loans, for which income is also recorded in Loan interest income. Changes in the value on prepaid forward contracts included in Other Assets is reported in Noninterest expense and interest expense on the Other borrowed funds is reported in Borrowed funds interest expense.
Fair values and aggregate unpaid principal balances of items for which we elected the fair value option follow.
Table 56: Fair Value Option – Fair Value and Principal Balances

	December 31, 2019			December 31, 2018
In millions	Fair Value	Aggregate Unpaid Principal Balance	Difference	Fair Value	Aggregate Unpaid Principal Balance	Difference
Assets
Residential mortgage loans held for sale
Performing loans	$813	$792	$21	$489	$472	$17
Accruing loans 90 days or more past due	2	2		2	2
Nonaccrual loans	4	4		4	4
Total	$819	$798	$21	$495	$478	$17
Commercial mortgage loans held for sale (a)
Performing loans	$245	$263	$(18)	$396	$411	$(15)
Nonaccrual loans	1	2	(1)
Total	$246	$265	$(19)	$396	$411	$(15)
Residential mortgage loans
Performing loans	$291	$304	$(13)	$279	$298	$(19)
Accruing loans 90 days or more past due	285	296	(11)	321	329	(8)
Nonaccrual loans	166	265	(99)	182	292	(110)
Total	$742	$865	$(123)	$782	$919	$(137)
Other assets	$132	$125	$7	$156	$176	$(20)
Liabilities
Other borrowed funds	$63	$64	$(1)	$64	$65	$(1)

(a)	There were no accruing loans 90 days or more past due within this category at December 31, 2019 or December 31, 2018.

The changes in fair value for items for which we elected the fair value option are as follows.
Table 57: Fair Value Option – Changes in Fair Value (a)

Year ended December 31 In millions	Gains (Losses)
	2019	2018	2017
Assets
Residential mortgage loans held for sale	$84	$38	$121
Commercial mortgage loans held for sale	$61	$67	$87
Residential mortgage loans	$23	$24	$27
Other assets	$40	$(40)	$60

(a)	The impact on earnings of offsetting hedged items or hedging instruments is not reflected in these amounts.

Additional Fair Value Information Related to Financial Instruments Not Recorded at Fair Value
This section presents fair value information for all other financial instruments that are not recorded on the Consolidated Balance Sheet at fair value. We used the following methods and assumptions to estimate the fair value amounts for these financial instruments.
Cash and Due from Banks and Interest-earning Deposits with Banks
Due to their short-term nature, the carrying amounts for Cash and due from banks and Interest-earning deposits with banks reported on our Consolidated Balance Sheet approximate fair value.
Securities Held to Maturity
We primarily use prices obtained from pricing services, dealer quotes or recent trades to determine the fair value of securities. Refer to the Fair Value Measurement section of this Note 7 for additional information relating to our pricing processes and procedures.
Net Loans
Fair values are estimated based on the discounted value of expected net cash flows incorporating assumptions about prepayment rates, net credit losses and servicing fees. Nonaccrual loans are valued at their estimated recovery value. Loans are presented net of the ALLL.
Other Assets
Other assets includes accrued interest receivable, cash collateral, federal funds sold and resale agreements, certain loans held for sale, and FHLB and FRB stock. The aggregate carrying value of our FHLB and FRB stock was $1.6 billion and $1.8 billion at December 31, 2019 and 2018, respectively, which approximated fair value at each date.
Deposits
For time deposits, fair values are estimated by discounting contractual cash flows using current market rates for instruments with similar maturities. For deposits with no defined maturity, such as noninterest-bearing and interest-bearing demand and interest-bearing money market and savings deposits, carrying values approximate fair values.
Borrowed Funds
For short-term borrowed funds, including federal funds purchased, commercial paper, repurchase agreements and certain other short-term borrowings and payables, carrying values approximated fair values. For long-term borrowed funds, quoted market prices are used, when available, to estimate fair value. When quoted market prices are not available, fair value is estimated based on current market interest rates and credit spreads for debt with similar terms and maturities.
Unfunded Loan Commitments and Letters of Credit
The fair value of unfunded loan commitments and letters of credit is determined from a market participant’s view including the impact of changes in interest rates and credit. We establish a liability on these facilities related to the creditworthiness of our counterparty.
Other Liabilities
Other liabilities includes interest-bearing cash collateral held related to derivatives and other accrued liabilities. Due to its short-term nature, the carrying value of Other liabilities reported on our Consolidated Balance Sheet approximates fair value.

The carrying amounts and estimated fair values, as well as the level within the fair value hierarchy, of these financial instruments as of December 31, 2019 and 2018 are as follows.
Table 58: Additional Fair Value Information Related to Other Financial Instruments

In millions	Carrying Amount	Fair Value
		Total	Level 1	Level 2	Level 3
December 31, 2019
Assets
Cash and due from banks	$5,061	$5,061	$5,061
Interest-earning deposits with banks	23,413	23,413		$23,413
Securities held to maturity	17,661	18,044	832	17,039	$173
Net loans (excludes leases)	229,205	232,670			232,670
Other assets	5,700	5,700		5,692	8
Total assets	$281,040	$284,888	$5,893	$46,144	$232,851
Liabilities
Time deposits	$21,663	$21,425		$21,425
Borrowed funds	59,745	60,399		58,622	$1,777
Unfunded loan commitments and letters of credit	318	318			318
Other liabilities	506	506		506
Total liabilities	$82,232	$82,648		$80,553	$2,095
December 31, 2018
Assets
Cash and due from banks	$5,608	$5,608	$5,608
Interest-earning deposits with banks	10,893	10,893		$10,893
Securities held to maturity	19,312	19,019	763	18,112	$144
Net loans (excludes leases)	215,525	216,492			216,492
Other assets	11,065	11,065		11,060	5
Total assets	$262,403	$263,077	$6,371	$40,065	$216,641
Liabilities
Time deposits	$18,507	$18,246		$18,246
Borrowed funds	56,412	56,657		54,872	$1,785
Unfunded loan commitments and letters of credit	285	285			285
Other liabilities	393	393		393
Total liabilities	$75,597	$75,581		$73,511	$2,070

The aggregate fair values in Table 58 represent only a portion of the total market value of our total assets and liabilities as, in accordance with the guidance related to fair values about financial instruments, we exclude the following:

•	financial instruments recorded at fair value on a recurring basis (as they are disclosed in Table 52);

•	investments accounted for under the equity method;

•	equity securities without a readily determinable fair value that apply for the alternative measurement approach to fair value under ASU 2016-01;

•	real and personal property;

•	lease financing;

•	loan customer relationships;

•	deposit customer intangibles;

•	mortgage servicing rights (MSRs);

•	retail branch networks;

•	fee-based businesses, such as asset management and brokerage;

•	trademarks and brand names;

•	trade receivables and payables due in one year or less; and
•
deposit liabilities with no defined or contractual maturities under ASU 2016-01.